Investments - Schedule of Method of Fair Valuation (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 2,754	$ 2,952
Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	2,774	2,977
Fair Value Through Profit or Loss
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	309	388
Amortized Cost
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	193	211
Fair Value Through Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 2,252	2,353
Liquid Mutual Funds | Fair Value Through Profit or Loss
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Quoted price
Liquid Mutual Funds | Fair Value Through Profit or Loss | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 229	313
Target Maturity Fund Units | Fair Value Through Profit or Loss
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Quoted price
Target Maturity Fund Units | Fair Value Through Profit or Loss | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 54	51
Quoted Debt Securities | Amortized Cost
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Quoted price and marketobservable inputs
Quoted Debt Securities | Amortized Cost | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 213	236
Quoted Debt Securities | Fair Value Through Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Quoted price and marketobservable inputs
Quoted Debt Securities | Fair Value Through Other Comprehensive Income | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 1,389	1,384
Commercial Paper | Fair Value Through Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Market observable inputs
Commercial Paper | Fair Value Through Other Comprehensive Income | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 426	579
Certificates of Deposit | Fair Value Through Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Market observable inputs
Certificates of Deposit | Fair Value Through Other Comprehensive Income | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 410	365
Unquoted Equity and Preference Securities | Fair Value Through Profit or Loss
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Discounted cash flows method, Market multiples method, Option pricing model
Unquoted Equity and Preference Securities | Fair Value Through Profit or Loss | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 3
Unquoted Equity and Preference Securities | Fair Value Through Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Discounted cash flows method,Market multiples method,Option pricing model
Unquoted Equity and Preference Securities | Fair Value Through Other Comprehensive Income | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 20	11
Quoted Equity Secutities | Fair Value Through Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Quoted price
Quoted Equity Secutities | Fair Value Through Other Comprehensive Income | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 7	14
Others | Fair Value Through Profit or Loss
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Discounted cash flows method,Market multiples method,Option pricing model
Others | Fair Value Through Profit or Loss | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 23	$ 24